VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—5.4%
Activision Blizzard, Inc.	27,072	$ 2,169
Alphabet, Inc. Class A(1)	1,789	4,976
Cable One, Inc.	2,014	2,949
Cogent Communications Holdings, Inc.	22,266	1,477
Comcast Corp. Class A	64,589	3,024
Verizon Communications, Inc.	61,712	3,144
		17,739

Consumer Discretionary—8.0%
Best Buy Co., Inc.	34,622	3,147
Dollar General Corp.	12,337	2,747
Domino’s Pizza, Inc.	3,079	1,253
DR Horton, Inc.	18,142	1,352
Home Depot, Inc. (The)	20,230	6,056
Pool Corp.	9,612	4,064
Target Corp.	7,675	1,629
TopBuild Corp.(1)	14,354	2,604
Wendy’s Co. (The)	157,779	3,466
		26,318

Consumer Staples—1.1%
Walmart, Inc.	24,665	3,673
Energy—6.8%
ConocoPhillips	82,474	8,247
Hess Corp.	40,518	4,337
ONEOK, Inc.	33,583	2,372
Phillips 66	34,408	2,973
Valero Energy Corp.	41,207	4,184
		22,113

Financials—17.4%
Allstate Corp. (The)	20,649	2,860
Bank of America Corp.	71,069	2,929
Broadridge Financial Solutions, Inc.	8,840	1,376
Citigroup, Inc.	127,932	6,831
Fidelity National Financial, Inc.	34,877	1,703
First American Financial Corp.	25,578	1,658
Goldman Sachs Group, Inc. (The)	9,715	3,207
Intercontinental Exchange, Inc.	23,174	3,062
JPMorgan Chase & Co.	93,939	12,806
Moody’s Corp.	4,231	1,428
Morgan Stanley	53,306	4,659
PNC Financial Services Group, Inc. (The)	8,929	1,647
Primerica, Inc.	25,485	3,487
Regions Financial Corp.	72,861	1,622
S&P Global, Inc.	7,605	3,119
T. Rowe Price Group, Inc.	18,947	2,865
Willis Towers Watson plc	7,466	1,764
		57,023

	Shares	Value

Health Care—14.8%
Abbott Laboratories	22,718	$ 2,689
AbbVie, Inc.	21,167	3,431
Amgen, Inc.	7,961	1,925
Anthem, Inc.	5,096	2,503
Bristol-Myers Squibb Co.	28,771	2,101
Chemed Corp.	7,673	3,887
Danaher Corp.	11,428	3,352
Humana, Inc.	11,096	4,829
Johnson & Johnson	9,286	1,646
Merck & Co., Inc.	120,998	9,928
STERIS plc	14,914	3,606
Thermo Fisher Scientific, Inc.	11,569	6,833
Veeva Systems, Inc. Class A(1)	8,977	1,907
		48,637

Industrials—15.5%
Carrier Global Corp.	35,482	1,627
Cintas Corp.	4,428	1,884
Copart, Inc.(1)	12,231	1,535
CSX Corp.	100,262	3,755
Cummins, Inc.	23,267	4,772
EMCOR Group, Inc.	32,341	3,643
Expeditors International of Washington, Inc.	13,095	1,351
Fair Isaac Corp.(1)	3,114	1,452
FedEx Corp.	22,032	5,098
Honeywell International, Inc.	14,184	2,760
Leidos Holdings, Inc.	25,977	2,806
Lockheed Martin Corp.	6,086	2,686
Mercury Systems, Inc.(1)	32,412	2,089
Norfolk Southern Corp.	8,520	2,430
Roper Technologies, Inc.	11,279	5,326
Stanley Black & Decker, Inc.	11,729	1,640
Toro Co. (The)	16,507	1,411
TransUnion	28,015	2,895
Waste Management, Inc.	10,914	1,730
		50,890

Information Technology—14.0%
Adobe, Inc. (1)	7,210	3,285
Apple, Inc.	31,947	5,578
Cisco Systems, Inc.	46,510	2,593
Fiserv, Inc.(1)	9,755	989
Global Payments, Inc.	9,426	1,290
Intel Corp.	48,226	2,390
KLA Corp.	5,088	1,863
Lam Research Corp.	6,283	3,378
Mastercard, Inc. Class A	3,819	1,365
Microsoft Corp.	27,743	8,554
salesforce.com, Inc.(1)	29,909	6,350
Teledyne Technologies, Inc.(1)	7,785	3,679
Texas Instruments, Inc.	17,217	3,159
Visa, Inc. Class A	5,944	1,318
		45,791

Materials—6.8%
Avery Dennison Corp.	7,880	1,371
	Shares	Value

Materials—continued
Ball Corp.	17,165	$ 1,545
Celanese Corp.	45,745	6,535
LyondellBasell Industries N.V. Class A	34,007	3,497
Packaging Corp. of America	22,365	3,491
Reliance Steel & Aluminum Co.	11,175	2,049
Royal Gold, Inc.	27,292	3,856
		22,344

Real Estate—4.1%
Alexandria Real Estate Equities, Inc.	15,939	3,208
American Tower Corp.	19,211	4,826
Crown Castle International Corp.	19,687	3,634
Medical Properties Trust, Inc.	76,472	1,617
		13,285

Utilities—5.1%
NextEra Energy, Inc.	130,741	11,075
ONE Gas, Inc.	25,980	2,293
Sempra Energy	9,638	1,620
WEC Energy Group, Inc.	17,008	1,698
		16,686

Total Common Stocks (Identified Cost $262,694)		324,499

Total Long-Term Investments—99.0% (Identified Cost $262,694)		324,499

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	2,856,198	2,856
Total Short-Term Investment (Identified Cost $2,856)		2,856

TOTAL INVESTMENTS—99.9% (Identified Cost $265,550)		$327,355
Other assets and liabilities, net—0.1%		283
NET ASSETS—100.0%		$327,638

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$324,499	$324,499
Money Market Mutual Fund	2,856	2,856
Total Investments	$327,355	$327,355
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ LARGE-CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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